Condensed Statements of Cash Flows (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended			12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating Activities:
Net income (loss)	$ 1.6	$ 5.6	[1]	$ 127.3	$ 47.1	$ (8.1)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Deferred income taxes	5.1	0.8		(112.7)	(9.2)	(11.6)
Noncash interest expense related to debt discount amortization					39.0	41.5
Loss on retirement of debt					32.8	0.2
Decrease in receivables from subsidiaries	(53.8)	(41.4)		9.9	120.8	(1.7)
Decrease in other assets	0.2	(0.1)		6.3	9.8	10.9
Increase (decrease) in accrued liabilities	21.9	17.3		(3.8)	(8.4)	(14.7)
Net adjustments	23.7	24.5		(78.1)	140.7	63.3
Net cash provided by (used in) operating activities	25.1	29.7		48.1	186.5	54.5
Investing Activities:
Net cash provided by (used in) investing activities	(3.3)	(3.9)		(13.5)	(35.3)	(115.0)
Financing activities:
Long term debt retired					(829.5)
Distributions made					(35.0)
Acquisition of treasury stock				(6.6)
Net cash provided by (used in) financing activities	5.0	(21.4)		(26.6)	(143.4)	57.9
Net change in cash and cash equivalents	23.0	3.1		3.2	9.5	(0.9)
Cash and cash equivalents-beginning of period	74.4	71.2		71.2	61.7	62.6
Cash and cash equivalents-end of period	97.4	74.3		74.4	71.2	61.7
Ryerson Holding Corporation [Member]
Operating Activities:
Net income (loss)				127.3	47.1	(8.1)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Equity in earnings of subsidiaries				(80.5)	(103.8)	(35.0)
Deferred income taxes				(47.7)
Noncash interest expense related to debt discount amortization					39.0	41.5
Loss on retirement of debt					15.6
Decrease in receivables from subsidiaries				1.0	0.6	0.7
Decrease in other assets					1.0	0.9
Increase (decrease) in accrued liabilities				(0.1)	0.5
Net adjustments				(127.3)	(47.1)	8.1
Net cash provided by (used in) operating activities
Investing Activities:
Dividends received from subsidiaries				6.6	379.9	0
Net cash provided by (used in) investing activities				6.6	379.9
Financing activities:
Long term debt retired					(344.9)
Distributions made					(35.0)
Acquisition of treasury stock				(6.6)
Net cash provided by (used in) financing activities				(6.6)	(379.9)
Net change in cash and cash equivalents
Cash and cash equivalents-beginning of period		0.4		0.4	0.4	0.4
Cash and cash equivalents-end of period				$ 0.4	$ 0.4	$ 0.4

[1]	Included in the first quarter 2013 results is an impairment charge of $0.9 million related to certain assets held for sale to recognize the assets at their fair value less cost to sell.